Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.6%)
AT&T, Inc.	774,500	29,307
Verizon Communications, Inc.	462,600	27,922

Total		57,229

Consumer Discretionary (6.7%)
Dollar Tree, Inc. *	259,500	29,624
Lowe’s Companies, Inc.	257,700	28,337

Total		57,961

Consumer Staples (12.1%)
Archer-Daniels-Midland Co.	542,300	22,272
Conagra Brands, Inc.	866,933	26,598
CVS Health Corp.	452,800	28,558
Mondelez International, Inc.	501,300	27,732

Total		105,160

Energy (10.6%)
ConocoPhillips	401,700	22,889
Halliburton Co.	1,282,200	24,170
Marathon Oil Corp.	1,924,945	23,619
Occidental Petroleum Corp.	492,900	21,919

Total		92,597

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials (15.4%)
The Allstate Corp.	270,300	29,376
American International Group, Inc.	505,400	28,151
The Bank of New York Mellon Corp.	509,100	23,016
BB&T Corp.	493,500	26,338
Marsh & McLennan Cos., Inc.	269,000	26,914

Total		133,795

Health Care (16.8%)
Abbott Laboratories	304,600	25,486
Cardinal Health, Inc.	529,300	24,978
Cigna Corp.	139,103	21,114
Johnson & Johnson	191,000	24,711
Merck & Co., Inc.	302,800	25,490
Pfizer, Inc.	685,700	24,637

Total		146,416

Industrials (9.8%)
Northrop Grumman Corp.	77,400	29,009
Raytheon Co.	146,800	28,801
Waste Management, Inc.	238,300	27,404

Total		85,214

Information Technology (11.6%)
Broadcom, Inc.	91,400	25,233
Cisco Systems, Inc.	503,200	24,863
Intel Corp.	493,000	25,404
Oracle Corp.	472,500	26,002

Total		101,502

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Materials (2.8%)
DuPont de Nemours, Inc.	343,684	24,508

Total		24,508

Real Estate (3.3%)
Equity Residential	335,495	28,940

Total		28,940

Utilities (3.1%)
Edison International	353,100	26,631

Total		26,631

Total Common Stocks (Cost: $644,446)		859,953

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	9,827,671	9,828

Total		9,828

Total Short-Term Investments (Cost: $9,828)		9,828

Total Investments (99.9%) (Cost: $654,274)@		869,781

Other Assets, Less Liabilities (0.1%)		1,301

Net Assets (100.0%)		871,082

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $654,274 and the net unrealized appreciation of investments based on that cost was $215,507 which is comprised of $253,217 aggregate gross unrealized appreciation and $37,710 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$859,953	$—	$—
Short-Term Investments	9,828	—	—

Total Assets:	$869,781	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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